SUPPLEMENTARY PENSION PLANS	12 Months Ended
Dec. 31, 2022
Supplementary Pension Plans
SUPPLEMENTARY PENSION PLANS

41)	SUPPLEMENTARY PENSION PLANS

Bradesco and its subsidiaries sponsor a private defined contribution pension for employees and managers, that allows financial resources to be accumulated by participants throughout their careers by means of employee and employer contributions and invested in an Exclusive Investment Fund (FIE). The plan is managed by Bradesco Vida e Previdência S.A. and BRAM – Bradesco Asset Management S.A. DTVM is responsible for the financial management of the FIEs funds (Specially Constituted Investment Fund).

The supplementary pension plan receives contributions from employees and managers of Bradesco and its subsidiaries equivalent to at least 4% of the salary, contributed by employees and 5% of the salary, plus the percentage allocated to covers of risk benefits (invalidity and death), contributed by the group. Actuarial obligations of the defined contribution plan are fully covered by the plan assets of the corresponding FIE. In addition to the plan, in 2001, participants who chose to migrate from the defined benefit plan are guaranteed a proportional deferred benefit, corresponding to their accumulated rights in that plan. For the active participants, retirees and pensioners of the defined benefit plan, now closed to new members, the present value of the actuarial obligations of the plan is fully covered by guarantee assets.

Following the merger of Banco Alvorada S.A. (successor from the spin-off of Banco Baneb S.A.) into Kirton Bank S.A. Banco Múltiplo, on April 30, 2019, Kirton Bank S.A. Banco Múltiplo maintains variable contribution and defined benefit retirement plans, through Fundação Baneb de Seguridade Social – Bases related to the former employees of Baneb.

Banco Bradesco S.A. sponsors both variable benefit and defined contribution retirement plans, through Caixa de Assistência e Aposentadoria dos Funcionários do Banco do Estado do Maranhão (Capof), to employees originating from Banco BEM S.A.

Banco Bradesco S.A. sponsors a defined benefit plan through Caixa de Previdência Privada Bec – Cabec for employees of Banco do Estado do Ceará S.A.

Kirton Bank S.A. Banco Múltiplo, Bradesco Capitalização S.A., Kirton Corretora de Seguros S.A., Bradesco-Kirton Corretora de Câmbio S.A. and Bradesco Seguros S.A. sponsor a defined benefit plan named APABA for employees originating from Banco Bamerindus do Brasil S.A., and Kirton Administração de Serviços para Fundos de Pensão Ltda. sponsored for its employees a defined contribution plan, known as the Kirton Prev Benefits Plan (Plano de Benefícios Kirton Prev), which had its sponsorship withdrawal process approved by PREVIC Ordinance No. 780, of August 23, 2022, both managed by MultiBRA – Pension Fund.

Banco Bradesco S.A. also took on the obligations of Kirton Bank S.A. Banco Múltiplo with regard to Life insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A., as well as Health Plan of employees from Lloyds.

Bradesco and its subsidiaries, as sponsors of these plans, considering economic and actuarial studies, calculated their actuarial commitments using the real interest rate and acknowledged in their financial statements the obligation due. The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties). Below are the main assumptions used by the independent actuary in the actuarial assessment of our plans:

Risk factors	On December 31
	2022	2021
Nominal discount rate	3.50% - 9.72% p.a.	3,25% - 8,65% p.a.
Nominal rate of future salary increases	3.50% p.a.	3.25% p.a.
Nominal growth rate of social security benefits and plans	3.50% p.a.	3.25% p.a.
Initial rate of growth of medical costs	7.64% - 7.85% p.a.	7,38% - 7,90% p.a.
Inflation rate	3.50% p.a.	3.25% p.a.
Biometric table of overall mortality	AT 2000 and BR-EMS	AT 2000 and BR-EMS
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	R$ thousands
	Retirement Benefits		Other post-employment benefits
	Year ended on December 31		Year ended on December 31
	2022	2021	2022	2021
(i) Projected benefit obligations:
At the beginning of the year	2,998,669	3,182,128	841,118	966,430
Cost of current service	341	305	-	-
Interest cost	242,675	215,259	70,781	65,985
Participant’s contribution	546	450	-	-
Actuarial gain/(loss) (1)	(158,724)	(155,242)	(72,297)	(146,763)
Past service cost - plan changes	-	-	-	-
Early elimination of obligations	(82,532)	-	-	(12,023)
Benefit paid	(260,072)	(244,231)	(39,067)	(32,511)
At the end of the year	2,740,903	2,998,669	800,535	841,118

(ii) Plan assets at fair value:
At the beginning of the year	2,554,827	2,759,745	-	-
Expected earnings	206,439	186,324	-	-
Actuarial gain/(loss) (1)	34,067	(175,560)	-	-
Contributions received:			-	-
- Employer	26,283	28,025	-	-
- Employees	546	450	-	-
Early elimination of obligations	(94,745)	-	-	-
Benefit paid	(259,662)	(244,157)	-	-
At the end of the year	2,467,755	2,554,827	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	7,452	310	-	-
Interest on the irrecoverable surplus	671	29	-	-
Change in irrecoverable surplus (1)	52,738	7,113	-	-
At the end of the year	60,861	7,452	-	-

(iv) Financed position:
Deficit plans (2)	334,009	451,294	800,535	841,118
Net balance	334,009	451,294	800,535	841,118

(1) In the year ended December 31, 2022, the remeasurement effects recognized in Other Comprehensive Income, totaled R$116,798 thousand, (R$65,671 thousand in 2021), net of tax effects; and

(2) Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their financial statements the actuarial obligation due.

The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components:

	R$ - thousand
	Year ended on December 31
	2022	2021
Projected benefit obligations:
Cost of service	12,554	1,325
Cost of interest on actuarial obligations	313,497	281,184
Expected earnings from the assets of the plan	(206,439)	(186,324)
Interest on irrecoverable surplus	671	29
Net cost/(benefit) of the pension plans	120,283	96,214

As of December 31, 2022, the maturity profile of the present value of the obligations of the defined benefit plans for the next years:

	R$ thousands
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	9.29	11.06
2023	259,278	258,010
2024	273,014	262,825
2025	277,903	267,545
2026	282,232	271,811
2027	286,256	275,566
After 2028	1,466,040	1,413,941

In 2023, contributions to defined-benefit plans are expected to total R$22,149 thousand.

The long-term rate of return on plan assets is based on the following:

- Medium to long-term expectations of the asset managers; and

- Public and private securities, with short to long-term maturities which represent a significant portion of the investment portfolios of our subsidiaries, the return on which is higher than inflation plus interest.

The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	2022	2021	2022	2021	2022	2021	2022	2021
Asset categories
Equities	-	10.4%	7.6%	8.9%	-	-	-	13.3%
Fixed income	93.2%	82.7%	86.7%	84.1%	100.0%	84.4%	-	86.7%
Real estate	5.0%	5.0%	1.5%	1.6%	-	-	-	-
Other	1.8%	1.9%	4.2%	5.4%	-	15.6%	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	-	100.0%

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (7.64% – 9.72% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p.:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	10.65% - 10.72%	Increase of 1 p.p.	reduction	(282,906)
Discount rate	8.65% - 8.72%	Decrease of 1 p.p.	increase	329,233
Medical Inflation	8.64% - 8.85%	Increase of 1 p.p.	increase	79,812
Medical Inflation	6.64% - 6.85%	Decrease of 1 p.p.	reduction	(68,048)

Total contributions made, in the year ended December 31, 2022, were R$1,196,202 thousand (R$994,218 thousand in 2021).